AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON June 17, 2021

Securities Act Registration No. 333-178164

Investment Company Act Registration No. 811-22638

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

[ ]       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]       Pre-Effective Amendment No. __

[X]       Post-Effective Amendment No. 75

and/or

[ ]       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]       Amendment No. 76

(Check appropriate box or boxes)

ARROW INVESTMENTS TRUST

(Exact Name of Registrant as Specified in Charter)

6100 CHEVY CHASE DR., SUITE 100

LAUREL, MD 20707

(Address of Principal Executive Offices)(Zip Code)

(301) 260-1001

(Registrant's Telephone Number, including Area Code)

CORPORATION SERVICE COMPANY

251 LITTLE FALLS DRIVE

WILMINGTON, DE 19808

(Name and Address of Agent for Service)

With copy to:

JOANN M. STRASSER, THOMPSON HINE LLP

41 SOUTH HIGH STREET, SUITE 1700

COLUMBUS, OHIO 43215

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

[X]       immediately upon filing pursuant to paragraph (b)

[ ]       On (date) pursuant to paragraph (b)

[ ]       60 days after filing pursuant to paragraph (a)(1)

[ ]       On (date) pursuant to paragraph (a)(1)

[ ]       75 days after filing pursuant to paragraph (a)(2)

[ ]       On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio, on the 17th day of June, 2021.

Arrow Investments Trust

By: /s/ JoAnn M. Strasser

JoAnn M. Strasser, Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date
Robert S. Andrialis*	Trustee	June 17, 2021
Paul Montgomery*	Trustee	June 17, 2021
Thomas T. Sarkany*	Trustee	June 17, 2021
Joseph Barrato*	Trustee, President, and Principal Executive Officer	June 17, 2021
Sam Singh*	Treasurer and Principal Financial Officer	June 17, 2021

*By: /s/ JoAnn M. Strasser

JoAnn M. Strasser, Attorney-in-fact

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase